Inventories	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories

	December 31, 2025	December 31, 2024
Finished goods	$53.1	$56.5
Ore stockpiles	125.3	50.8
Mine supplies	198.6	164.6
	377.0	271.9
Non-current ore stockpiles	194.8	153.0
	$571.8	$424.9